INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) (Q1) (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Ordinary Shares [Member]
Changes in equity [Abstract]
Issuance expenses	$ 5,947